CRYPTO ASSETS HELD, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
CRYPTO ASSETS HELD, NET

NOTE 4. CRYPTO ASSETS HELD, NET

The Company held the following crypto assets as of March 31, 2025 and December 31, 2024:

	March 31, 2025			December 31, 2024
	Qty (1)	Average Rate	Amount (in thousands)	Qty (1)	Average Rate	Amount (in thousands)
Bitcoin	17	$81,000	$1,372	11	$93,000	$1,051
Tether (USDt)	240,000	1	240	190,000	1	190
			$1,612			$1,241

The table below shows the roll-forward of quantity and costs of various crypto assets traded by the Company.

	Bitcoin		Tether (USDt)
Three months ended	Qty(1)	Cost (in thousands)	Qty(1)	Cost (in thousands)
January 1, 2024	9	$399	$22,000	$22
Purchases	1,210	63,549	887,000	887
Cost of sales	(1,158)	(60,946)	(522,000)	(522)
Impairment on crypto assets	–	(126)	–	–
Crypto assets used for expenses	(51)	(2,208)	(3,000)	(3)
Crypto assets used for other payments	(3)	(185)	–	–
March 31, 2024 (1)	7	483	384,000	384

	Bitcoin		Tether (USDt)
Three months ended	Qty(1)	Cost (in thousands)	Qty(1)	Cost (in thousands)
January 1, 2025	11	$1,051	190,000	$190
Purchases	588	55,858	143,000	143
Cost of sales	(570)	(54,348)	(93,000)	(93)
Unrealized loss on crypto assets	–	(46)	–	–
Crypto assets used for expenses	–	(64)	–	–
Crypto assets used for capital expenditure	(10)	(901)	–	–
Crypto assets used for other payments	(2)	(178)	–	–
March 31, 2025	17	$1,372	240,000	$240

(1)	Rounded off to the nearest whole number

NOTE 4. CRYPTO ASSETS HELD, NET

The Company held the following crypto assets as of December 31, 2024 and 2023:

	December 31, 2024				December 31, 2023
	Qty (1)	Average Rate		Amount	Qty (1)	Average Rate		Amount
Bitcoin	11		$93,000	$1,051	9		$42,265	$399
Tether (USDt)	190,000		1	190	22,000		1	22
		$		$1,241		$		$421

(1)	Rounded off to the nearest whole number

The table below shows the roll-forward of quantity and costs of various crypto assets traded by the Company.

	Bitcoin		Tether (USDt)
	Qty(1)	Cost	Qty(1)	Cost
January 1, 2023	16	$290	75,000	$75
Purchases	5163	152,046	2,155,000	2155
Cost of sales	(4,942)	(144,691)	(1,391,000)	(1,391)
Impairment on crypto assets	–	(436)	(4,000)	(4)
Crypto assets used for expenses	(204)	(6,347)	–	–
Crypto assets used for capital expenditure	(12)	(248)	–	–
Crypto assets used for other payments	(6)	(218)	(813,000)	(813)
Change in bitcoin held on behalf of certain customers	(6)	3	–	–
December 31, 2023	9	$399	22,000	$22

	Bitcoin		Tether (USDt)
	Qty(1)	Cost	Qty(1)	Cost
January 1, 2024	9	$399	22,000	$22
Purchases	3,540	220,488	2,548,000	2,548
Cost of sales	(3,423)	(212,343)	(2,380,000)	(2,380)
Impairment on crypto assets	–	(1,779)	–	–
Crypto assets used for expenses	(83)	(3,680)	–	–
Crypto assets used for capital expenditure	(4)	(181)	–	–
Crypto assets used for other payments	(28)	(1,853)	–	–
December 31, 2024	11	$1,051	190,000	$190

(1)	Rounded off to the nearest whole number